Goodwill - Additional Information (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Goodwill [Line Items]
Growth rate used to extrapolate cash flow projections	1.56%
Goodwill	$ 58,675,041	$ 0
Intangible assets other than goodwill	756,131,422	15,171,170
DigitalSolutionsAndServicesIncome [Member]
Disclosure Of Goodwill [Line Items]
Goodwill	58,675,041
Technology-based intangible assets [member]
Disclosure Of Goodwill [Line Items]
Intangible assets other than goodwill	30,606,150	0
Technology-based intangible assets [member] | DigitalSolutionsAndServicesIncome [Member]
Disclosure Of Goodwill [Line Items]
Intangible assets other than goodwill	30,606,150
Brand names [member]
Disclosure Of Goodwill [Line Items]
Intangible assets other than goodwill	721,624,079	$ 0
Brand names [member] | DigitalSolutionsAndServicesIncome [Member]
Disclosure Of Goodwill [Line Items]
Intangible assets other than goodwill	$ 1,271,483
Goodwill [member]
Disclosure Of Goodwill [Line Items]
Number of period of cash flow projection	5 years
Discount rate used in current estimate of value in use	28.03%
Growth rate used to extrapolate cash flow projections	1.50%
Impairment loss	$ 0